Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Current	¥ 27,352,000	¥ 28,278,000	¥ 35,868,000
Non-current	99,304,000	105,754,000	178,983,000
Lease liabilities	126,656,000	134,032,000	214,851,000
Amounts recognised in the statement of comprehensive income:
Interest expense (included in finance costs)	8,681,000	12,844,000	16,693,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	12,822,000	15,836,000	¥ 4,860,000
Total cash outflow for leases	¥ 31,263,000	¥ 50,575,000